Supplement to the

Fidelity® Advisor Aggressive Growth Fund,
Fidelity Advisor Asset Allocation Fund, Fidelity Advisor Balanced Fund, Fidelity Advisor Dividend Growth Fund,
Fidelity Advisor Dynamic Capital Appreciation Fund,
Fidelity Advisor Equity Growth Fund, Fidelity
Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund,
Fidelity Advisor Fifty Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund,
Fidelity Advisor Large Cap Fund, Fidelity
Advisor Leveraged Company Stock Fund,
Fidelity Advisor Mid Cap Fund, Fidelity Advisor Small Cap Fund,
Fidelity Advisor Strategic Growth Fund, and
Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I and Fidelity Securities Fund

Class A, Class T, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

ACOM11B-06-01 July 19, 2006
1.739097.116

Supplement to the

Fidelity Value Strategies Fund
A Class of Fidelity® Advisor Value Strategies Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

SOIB-06-01 July 19, 2006
1.808160.103